Bank Loans (Details)	6 Months Ended
	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 SGD ($)
Bank Loans [Line Items]
Interest expenses	$ 67,729	$ 52,503	$ 69,850
Minimum [Member]
Bank Loans [Line Items]
Effective interest rate	1.50%	1.50%	1.50%
Maximum [Member]
Bank Loans [Line Items]
Effective interest rate	5.01%	5.01%	5.00%